BLACKROCK MUNIYIELD QUALITY FUND III, INC.

ARTICLES OF AMENDMENT

AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING

AND FIXING THE RIGHTS AND PREFERENCES

OF VARIABLE RATE DEMAND PREFERRED SHARES

This is to certify that:

First:                The charter of BlackRock MuniYield Quality Fund III, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated as of May 17, 2011 (as amended to date, the “Articles Supplementary”).

Second:           The charter of the Corporation is hereby amended by deleting the definition of “Applicable Base Rate” and inserting the following:

“Applicable Base Rate” means (i) with respect to a Rate Period of fewer than forty-nine (49) days, the greater of (a) the SIFMA Municipal Swap Index and (b) SOFR plus 0.10%, and (ii) with respect to a Rate Period of forty-nine (49) or more days, SOFR plus 0.10%. If the Applicable Rate in respect of any Rate Period would otherwise be less than zero percent (0%), the Applicable Base Rate for such Rate Period will be deemed to be zero percent (0%).

Third:                          The charter of the Corporation is hereby amended by deleting the definition of “LIBOR Dealer.”

Fourth:            The charter of the Corporation is hereby amended by deleting the definition of “LIBOR Rate.”

Fifth:               The charter of the Corporation is hereby amended by deleting the definition of “London Business Day.”

Sixth:              The charter of the Corporation is hereby amended by deleting the definition of “Reference Banks.”

Seventh:          The charter of the Corporation is hereby amended by adding the definition of “Relevant Governmental Body”:

“Relevant Governmental Body” means the Federal Reserve Board and/or the Federal Reserve Bank of New York, or a committee officially endorsed or convened by the Federal Reserve Board and/or the Federal Reserve Bank of New York.

Eighth:            The charter of the Corporation is hereby amended by adding the definition for “SOFR”:

“SOFR” with respect to any Business Day means the secured overnight financing rate published for such day by the Federal Reserve Bank of New York, as the administrator of the benchmark (or a successor administrator) on the Federal Reserve Bank of New York’s website (or any successor source) at approximately 8:00 a.m. (New York City time) on the immediately succeeding Business Day and, in each case, that has been selected or recommended by the Relevant Governmental Body.

Ninth:              The charter of the Corporation is hereby amended by deleting the definition of “Substitute LIBOR Dealer.”

Tenth:              The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

Eleventh:        As amended hereby, the charter of the Corporation shall remain in full force and effect.

Twelfth:          These Articles of Amendment shall be effective as of January 20, 2023.

[Signature Page Follows]

            IN WITNESS WHEREOF, BlackRock MuniYield Quality Fund III, Inc. has caused these Articles of Amendment to be signed as of January 19, 2023, in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information, and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.

                                                                                    By: /s/ Jonathan Diorio

                                                                                    Name:  Jonathan Diorio

                                                                                    Title:  Vice President

ATTEST:

/s/ Janey Ahn

Name:  Janey Ahn

Title:  Secretary

[MYI Signature Page – Amendment to Articles Supplementary]